Warrant plans - Category (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EquityInstruments	Dec. 31, 2015 EUR (€)
Warrant Plans
Total warrants outstanding	4,626,782	3,970,807	3,466,407	2,805,692	16.2
Exercise Price | €	€ 53.30	€ 39.32	€ 27.06
Weighted average remaining expected life	1500 days	1441 days	1482 days
Non-executive directors
Warrant Plans
Total warrants outstanding	216,780	216,060	165,240
Executive team
Warrant Plans
Total warrants outstanding	2,139,374	2,039,374	1,676,874
Other
Warrant Plans
Total warrants outstanding	2,270,628	1,715,373	1,624,293